Note 8 - Long-term Investments (Details Textual)	1 Months Ended					12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($) shares	May 31, 2015 USD ($)	Dec. 31, 2012 USD ($) shares	Nov. 30, 2012 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 EUR (€) shares	Jun. 30, 2010 USD ($) shares	Jun. 30, 2010 SGD ($) shares	Jun. 30, 2010 TWD ($) shares	Apr. 30, 2010 USD ($)	Jul. 31, 2008 USD ($)	Nov. 30, 2005 USD ($) shares	Nov. 30, 2005 SGD ($) shares
Cost Method Investments	$ 3,112,000					$ 10,445,000	$ 3,112,000
Gain (Loss) on Sale of Investments, Total							20,000	$ 948,000
EMC [Member]
Cost Method Investments	1,844,000					$ 9,417,000	1,844,000
Preferred Stock [Member] | Sigurd Cayman [Member]
Cost Method Investment, Purchase Price											$ 357,000	$ 500,000		$ 1,500,000	$ 5,700,000	$ 585,000	$ 1,000,000
Investment Ownership Percentage						18.88%									19.54%
Cost-method Investments, Other than Temporary Impairment									$ 4,835,000
Cost Method Investment, Shares Returned for Cash	1,133,000
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount						$ 240,000
Investment Owned, Balance, Shares | shares						8,557,577					30	30	30			20	20
Investment Owned Value Per Unit																	$ 50,000
Stock Redeemed or Called During Period, Value			$ 330,000		$ 445,000
Cost Method Investments			$ 167,000
Preferred Stock [Member] | X-FAB [Member]
Investment Ownership Percentage		1.60%							1.60%	1.60%
Preferred Stock [Member] | GEM [Member]
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments, Total								523,000
Equity Securities [Member] | PVEF [Member]
Investment Ownership Percentage						5.00%
Cost-method Investments, Other than Temporary Impairment		$ 118,000
Cost Method Investments	$ 36,000						36,000
Gain (Loss) on Sale of Investments, Total							$ 20,000	12,000
Common Stock [Member] | EMC [Member]
Cost Method Investment, Purchase Price											$ 1,960,000		$ 62,900,000
Investment Owned, Balance, Shares | shares											3,468,000	3,468,000	3,468,000
Cost Method Investment Sale Of Shares | shares				200,000
Cost Method Investment Sale of Shares Value				$ 138,000
Common Stock [Member] | EMC [Member]
Investment Ownership Percentage						7.80%
Investment Owned, Balance, Shares | shares						2,754,854
Cost Method Investments						$ 1,459,000
Gain (Loss) on Investments, Total						$ 10,156,000
X-FAB [Member]
Investment Owned, Balance, Shares | shares		530,000							530,000	530,000
Cost Method Investments		$ 4,968,000							$ 4,968,000	€ 4,982,000
Marketable Securities, Realized Gain (Loss), Total								$ 413,000